Document and Entity Information	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Propanc Biopharma, Inc.
Entity Central Index Key	0001517681
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false